Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred:
Total deferred	$ 0.6	$ 0.1	$ 3.1	$ 3.6	$ 5.2
(Provision) benefit for income taxes	0.1	0.0	(0.3)	1.4	(1.1)
Crestwood Equity Partners LP
Current:
Federal			(3.2)	(1.6)	(5.0)
State			(0.2)	(0.6)	(1.3)
Total current			(3.4)	(2.2)	(6.3)
Deferred:
Federal			3.0	2.9	5.3
State			0.1	0.7	(0.1)
Total deferred			3.1	3.6	5.2
(Provision) benefit for income taxes			(0.3)	1.4	(1.1)
Deferred tax asset:
Basis difference in stock of company			0.2	0.5
Total deferred tax asset			0.2	0.5
Deferred tax liability:
Basis difference in stock of acquired company			(5.5)	(8.9)
Total deferred tax liability			(5.5)	(8.9)
Net deferred tax liability			(5.3)	(8.4)
Crestwood Midstream Partners LP
Current:
Federal			0.0	0.0	0.0
State			0.2	(0.3)	(0.2)
Total current			0.2	(0.3)	(0.2)
Deferred:
Federal			0.0	0.0	0.0
State			(0.2)	0.3	(0.7)
Total deferred	0.0	(0.2)	(0.2)	0.3	(0.7)
(Provision) benefit for income taxes	$ 0.1	$ 0.2	0.0	0.0	$ (0.9)
Deferred tax asset:
Basis difference in stock of company			0.0	0.0
Total deferred tax asset			0.0	0.0
Deferred tax liability:
Basis difference in stock of acquired company			(0.7)	(0.4)
Total deferred tax liability			(0.7)	(0.4)
Net deferred tax liability			$ (0.7)	$ (0.4)